Subsequent Events	1 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Dec. 31, 2020
SUBSEQUENT EVENTS
Note 15 — Subsequent Events
Amendment No. 1 to Business Combination Agreement
On November 16, 2021, The Company and Altimar executed Amendment No. 1 to the Business Combination Agreement which amended the prior Business Combination Agreement that was executed on July 16, 2021. This amendment included the following principal changes to the prior Business Combination Agreement:

•	The minimum cash condition required to close the transaction was reduced from $313,000 to $90,000

•	The amount of cash to be contributed to the Company’s balance sheet upon closing of the transactions was reduced from $25,000 to $10,000

•	The minimum amount of Company debt to be paid down upon closing of the transaction was reduced from $22,000 to $20,000

•
Provisions relating to the forfeiture of certain shares in the surviving company by Altimar’s founders based on the level of redemptions were amended and restated to provide for a forfeiture of by such founders of 2,587,500 shares

•	The equity consideration payable to the owners of the Company was increased by 1,293,750 shares

•
Provisions were added to reflect the backstop commitment by affiliates of the majority member of the Company to purchase up to 1,000 shares of Altimar at an aggregate price of up to $10,000 to the extent necessary to satisfy the revised minimum cash condition

As a result of Amendment No. 1 to Business Combination Agreement, the Company continues to expect to combine with Altimar and the combined company, to be named Fathom Digital Manufacturing Corporation, will be publicly traded and listed on the New York Stock Exchange.

Note 20 — Subsequent Events
Acquisition of Summit Tooling, Inc. and Summit Plastics LLC
On February 1, 2021, the Company acquired 100 percent of the equity interest of Summit Tooling, Inc. and Summit Plastics LLC for approximately $10,990 subject to an adjustment for working capital and escrow provisions. Summit Tooling designs and manufactures plastic injection molds and Summit Plastics provides molding of precision plastic components for a variety of industries. In conjunction with this acquisition, the Company drew upon its delayed draw term loan facility in the amount of $5,500.
Acquisition of Centex Machine and Welding Inc. and Laser Manufacturing, Inc.
On April 30, 2021, the Company acquired 100 percent of the equity interest of Centex Machine and Welding Inc. and Laser Manufacturing, Inc. for approximately $18,839 subject to an adjustment for working capital and escrow provisions. Centex is a top tier medical device manufacturing supplier and Laser provides high-precision manufacturing services, combining state of the art technology with expert craftsmanship to deliver superior products.
Acquisition of Sureshot Precision, LLC (d/b/a Micropulse West)
On April 30, 2021, the Company acquired 100 percent of the membership interest of Sureshot Precision, LLC (d/b/a Micropulse West) for approximately $12,542 subject to an adjustment for working capital and escrow provisions. Micropulse West is a full service specialist offering a variety of services such as wire Electrical Discharge Machine (“EDM”), ram EDM, small hole EDM, CNC and manual machining/turning, surface grinding, and inspection.
Acquisition of Precision Process Corporation
On April 30, 2021, the Company acquired 100 percent of the equity interest of Precision Process Corporation for approximately $24,135 subject to an adjustment for working capital and escrow provisions. PPC is a manufacturing company that offers integrated engineering-to-production
services, specializing in making prototype,
small-run
and mass production of parts and components for medical, high-tech, automotive and metal stamping industries
Company Reorganization
On April 30, 2021, a reorganization was completed to combine MCT Holdings and Incodema Holdings, both of which were under common control. As part of the reorganization a new holding company with no other substantive operations was created as Fathom Holdco, LLC for the purposes of owning the interests in MCT Holdings and Incodema Holdings. As such, these Consolidated Financial Statements have been prepared using the new parent Company. See also Note 2,
Basis of Presentation,
for further analysis and disclosure of this transaction.
2021 Term Loan
On April 30, 2021, the Company entered into a financing transaction whereby it borrowed $172,000 for purposes of financing acquisitions and paying down existing debt under the 2018, 2019 and 2020 credit facilities. Refer to
Going Concern
section of Note 1 for additional information about the 2021 Term Loan.
New Credit Agreement
On July 9, 2021, the Company entered into a financing transaction whereby it entered into a $50,000 revolving credit facility and $125,000 term loan, assuming certain subsequent conditions are met. Refer to
Going Concern
section of Note 1 for additional information about the New Credit Agreement.
Subsequent events have been evaluated and disclosed through August 3, 2021, the date of issuance of these Consolidated Financial Statements.

ALTIMAR ACQUISITION CORP. II [Member]
SUBSEQUENT EVENTS
Note 8 — Subsequent Events
The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to January 20, 2021, the date that the financial statements were available to be issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

NOTE 10. SUBSEQUENT EVENTS
The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the condensed financial statements were issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the condensed financial statements.